LEASES - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
LEASES
Operating lease costs	¥ 53,172	$ 7,489	¥ 72,244	¥ 52,648
Short-term lease costs	46,220	6,510	15,493	¥ 11,317
Depreciation of finance lease assets	22,361	3,149	9,204
Interest on finance lease liabilities	15,563	2,192	5,491
Variable lease payments	23,054	3,248	7,237
Total finance lease costs	¥ 60,978	$ 8,589	¥ 21,932
Weighted average remaining lease term for operating lease	9 years 6 months	9 years 6 months	7 years 8 months 12 days	8 years 3 months 18 days
Weighted average remaining lease term for finance lease	7 years 9 months 18 days	7 years 9 months 18 days	9 years 3 months 18 days
Weighted average discount rate for operating lease	5.88%	5.88%	5.88%	6.18%
Weighted average discount rate for finance lease	5.84%	5.84%	5.90%